COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Minimum future payments under operating leases
2013	$ 4,429
2014	4,092
2015	3,630
2016	3,597
2017	3,487
Subsequent years	10,876
Total	$ 30,111